Consolidated Statements Of Operations And Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0